Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property and equipment, net
Property and equipment, gross	¥ 22,189,585		¥ 19,445,344
Less: Accumulated depreciation	(5,358,117)		(4,589,518)
Less: Accumulated impairment	(605,879)		(479,114)
Property and equipment, net	16,225,589		14,376,712		$ 2,352,489
Depreciation expenses	1,231,305	$ 178,522	1,096,971	¥ 970,083
Impairment on property plant and equipment	239,302	$ 34,696	61,922	¥ 47,022
Buildings
Property and equipment, net
Property and equipment, gross	15,876,665		13,489,590
Less: Accumulated impairment			35,364
Impairment on property plant and equipment	127,576
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	3,377,876		3,345,081
Leasehold improvements
Property and equipment, net
Property and equipment, gross	1,279,585		1,370,964
Impairment on property plant and equipment	111,726
Motor vehicles
Property and equipment, net
Property and equipment, gross	29,593		31,998
Software
Property and equipment, net
Property and equipment, gross	141,602		150,824
Construction in process
Property and equipment, net
Property and equipment, gross	¥ 1,484,264		¥ 1,056,887